UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09038

Olstein Funds

4 Manhattanville Road
Purchase, NY 10577

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577

Registrant's telephone number, including area code: 1-800-799-2113

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 – September 16, 2018

Item 1. Proxy Voting Record.

The Funds reorganized to Managed Portfolio Series on September 17, 2018 and any proxy votes for the period July 1, 2018 – September 16, 2018 will be included in the Managed Portfolio Series filing.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Olstein Funds _______________________________

By (Signature and Title) /s/ Robert A. Olstein
Robert A. Olstein
Principal Executive Officer

Date: 9/18/2018